Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 736,596
2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,528
2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	948
2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,267
2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	731,853
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	616,437
Canada | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	616,437
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	90,475
United States | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	90,475
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,656
Sweden | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,656
China
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,737
China | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,528
China | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	948
China | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,267
China | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,994
India
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,909
India | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
India | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
India | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
India | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,909
Australia and Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,382
Australia and Other | 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Australia and Other | 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Australia and Other | 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Australia and Other | 2026 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,382